Subsequent Events (Details Narrative) - Subsequent Event [Member]	2 Months Ended
Feb. 14, 2020 USD ($)
Joseph Gunnar & Co [Member]
Warrant term	5 years
Commission received percentage	8.00%
Cash commission	$ 200,000
Convertible Promissory Notes [Member] | Accredited Investors [Member]
Issuance of convertible promissory notes	$ 2,500,000
Warrant term	5 years
Debt interest rate	8.00%